SUBSEQUENT EVENTS (Details) - USD ($)	6 Months Ended
	Apr. 30, 2021	Apr. 30, 2022	Dec. 03, 2021	Oct. 31, 2021
Subsequent Event [Line Items]
Ordinary shares, par value, (per share)		$ 0.001		$ 0.001
Gross proceeds	$ 9,915,993
Class A ordinary shares
Subsequent Event [Line Items]
Ordinary shares, par value, (per share)		$ 0.001		$ 0.001
Class A ordinary shares | 2021 Performance Incentive Plan
Subsequent Event [Line Items]
Common stock, capital shares reserved			5,000,000